PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6.    PREPAID EXPENSES AND OTHER CURRENT ASSETS

The Company’s prepaid expenses and other current assets consisted of:

	December 31,
	2010	2011
VAT receivables	€291	€111
Other prepaid expenses and current assets	250	377
Total prepaid expenses and current assets	€541	€488

The “VAT” (value added tax) receivables represent the tax on the value of consumption. VAT has no effect on the Company’s operating results, as payments and receipts may be offset against each other in periodic filings with the tax authorities. The VAT payment system is a “custodial” relationship. VAT liabilities are generated when the Company invoices customers, including the VAT amount, and VAT receivables are created when the Company purchases goods and services subject to VAT. The decrease in VAT receivables is due to the utilization of i) €285 to offset the payment of an equivalent amount of social charges and withholding taxes, ii) €133 to offset the payment of an equivalent amount of the 2011 Italian Regional Tax on Productive Activities and iii) €238 as an increase in VAT receivables which may be claimed back in 2012 to offset an equivalent amount of social security charges and withholding tax.

Other prepaid expenses and current assets refer mainly to advances to vendors and prepaid premiums to insurance companies.